Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	May 22, 2019
C000211567 [Member]
Account Value [Line Items]
Accumulated Value	$ 20,348	$ 16,118	$ 12,417	$ 10,486	$ 13,611	$ 10,236	$ 10,211	$ 10,000
Solactive GBS Emerging Markets Large & Mid Cap Index ($15,995) [Member]
Account Value [Line Items]
Accumulated Value	15,995	13,677	10,873	9,681	13,155	11,229	10,201	10,000
Freedom 100 Emerging Markets Index ($20,784) [Member]
Account Value [Line Items]
Accumulated Value	$ 20,784	$ 16,352	$ 12,534	$ 10,535	$ 13,712	$ 10,320	$ 10,230	$ 10,000